Schedule I - Condensed Financial Information of Dryships Inc. - Statements of Cash Flows (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Cash Used in Operating Activities	$ 245,980	$ 237,529	$ 349,205
Cash Flows from Investing Activities:
Restricted cash	234,338	27,058	375,591
Net Cash Used in Investing Activities	(1,234,330)	(389,947)	(1,822,394)
Cash Flows from Financing Activities:
Principal payments of long-term debt	(1,803,366)	(867,932)	(877,793)
Net proceeds from common stock issuance	23,438	0	0
Net proceeds from sale of shares in subsidiary	122,960	180,485	0
Payment of financing costs	(84,066)	(35,431)	(44,507)
Net Cash Provided by Financing Activities	1,241,542	243,225	1,332,802
Net (decrease) / increase in cash and cash equivalents	253,192	90,807	(140,387)
Cash and cash equivalents at beginning of year	341,950	251,143	391,530
Cash and cash equivalents at end of year	595,142	341,950	251,143
Dryships Inc.
Net Cash Used in Operating Activities	(85,042)	(86,475)	(109,444)
Cash Flows from Investing Activities:
Investments in subsidiaries	8,515	(107,463)	(266,665)
Restricted cash	52,033	408	3,607
Net Cash Used in Investing Activities	60,548	(107,055)	(263,058)
Cash Flows from Financing Activities:
Due to subsidiaries	(67,735)	131,516	522,339
Principal payments of long-term debt	(97,164)	(72,804)	(159,117)
Net proceeds from common stock issuance	23,438	0	0
Net proceeds from sale of shares in subsidiary	122,960	180,485	0
Proceeds from share-lending arrangement	0	0	0
Payment of financing costs	(2,543)	(439)	0
Net Cash Provided by Financing Activities	(21,044)	238,758	363,222
Net (decrease) / increase in cash and cash equivalents	(45,538)	45,228	(9,280)
Cash and cash equivalents at beginning of year	45,619	391	9,671
Cash and cash equivalents at end of year	$ 81	$ 45,619	$ 391